ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2021
Yao Wang
Organization
Percentage of shareholdings	100.00%
1 Pharmacy Technology Yaofang
Organization
Percentage of shareholdings	86.00%
Wuhan Huazhong
Organization
Percentage of shareholdings	70.00%